Significant accounting policies, judgements, estimates and assumptions - Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [Line Items]
Tax charge related to UK Energy Profit Levy	$ 96	$ 213	$ (232)	$ 1,834
Subsequent Event
Disclosure of income taxes [Line Items]
Tax charge related to UK Energy Profit Levy		$ 500